LEASES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Incremental borrowing rate	2.75%
Right-of-use assets	$ 34,143	$ 100,589
Operating lease expenses	$ 67,794	$ 70,478	$ 52,909
Hong Kong Dollar Best Lending Rate [Member]
Debt Instrument [Line Items]
Incremental borrowing rate	2.25%